Retirement Benefit Plans - Movements in Defined Benefit Obligation and Fair Value of Plan Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	$ (6,777)		$ (3,865)	$ (2,981)
Current service cost	810		904	1,006
Loss on settlements				1
Interest expense/interest income	(131)		(50)	(49)
Amounts recognized in profit or loss	679		854	958
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	(2,399)		(3,105)	(309)
Actuarial (gains) losses recognized from changes in demographic assumptions	(7)		(382)	(100)
Actuarial (gains) losses recognized from changes in financial assumptions	807
Actuarial (gains) losses recognized from experience adjustments	1,501		1,232	252
Amounts recognized in other comprehensive income	(98)	$ (3)	(2,255)	(157)
Contributions from employer	(1,118)		(1,245)	(1,386)
Benefits paid	0		0	0
Settlement of plan obligation of subsidiaries			0
Benefits paid directly by the Company	(223)		(266)	(299)
Net defined benefit liability (asset) at end of period	(7,537)		(6,777)	(3,865)
Present value of funded defined benefit obligation [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	27,985		30,313	33,599
Current service cost	810		904	1,006
Loss on settlements				1
Interest expense/interest income	471		372	403
Amounts recognized in profit or loss	1,281		1,276	1,410
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	0		0	0
Actuarial (gains) losses recognized from changes in demographic assumptions	(7)		(382)	(100)
Actuarial (gains) losses recognized from changes in financial assumptions	807
Actuarial (gains) losses recognized from experience adjustments	1,501		1,232	252
Amounts recognized in other comprehensive income	2,301		850	152
Contributions from employer	0		0	0
Benefits paid	(4,039)		(4,188)	(4,549)
Settlement of plan obligation of subsidiaries			0
Benefits paid directly by the Company	(223)		(266)	(299)
Net defined benefit liability (asset) at end of period	27,305		27,985	30,313
Fair value of plan assets [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	34,762		34,178	36,580
Current service cost	0		0	0
Loss on settlements				0
Interest expense/interest income	602		422	452
Amounts recognized in profit or loss	602		422	452
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	2,399		3,105	309
Actuarial (gains) losses recognized from changes in demographic assumptions	0		0	0
Actuarial (gains) losses recognized from changes in financial assumptions	0
Actuarial (gains) losses recognized from experience adjustments	0		0	0
Amounts recognized in other comprehensive income	2,399		3,105	309
Contributions from employer	1,118		1,245	1,386
Benefits paid	(4,039)		(4,188)	(4,549)
Settlement of plan obligation of subsidiaries			0
Benefits paid directly by the Company	0		0	0
Net defined benefit liability (asset) at end of period	$ 34,842		$ 34,762	$ 34,178